Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes (Tables) [Abstract]
Tax rate

	Year Ended December 31,
	2012	2011	2010
U.S. federal statutory income tax rate	(35.0)%	35.0%	(35.0)%
State income taxes, net of federal benefit	(0.2)%	0.5%	0.3%
State law changes on deferred tax		(1.2)%
Effect of foreign taxes	(3.7)%	(63.7)%	(20.4)%
Non-deductible acquisition expenses		(1.9)%
Research credit		(3.4)%	(6.0)%
Valuation allowance	0.3%	(2.9)%	2.5%
Divestitures		25.4%
Goodwill impairment charges	36.4%	38.0%	59.8%
Non-deductible expenses	0.1%	5.7%	1.8%
Other, net	1.1%	(0.2)%	(2.8)%
	(1.0)%	31.3%	0.2%

Summary of Income Tax Contingencies [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
		(restated)
Beginning Balance	$987	$965	$1,038
Additions based on positions related to the current year	54	104	55
Additions based on positions related to prior years	43	8	44
Reductions for tax positions of prior years	(27)	(72)	(124)
Settlements with taxing authorities	(1)	(3)	(35)
Statute of limitation expirations	(4)	(15)	(13)
Ending Balance	$1,052	$987	$965

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	Year Ended December 31,
(in millions)	2012	2011	2010
Domestic	$(1,265)	$(437)	$(1,910)
Foreign	(2,842)	1,079	847
	$(4,107)	$642	$(1,063)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	As of December 31,
(in millions)	2012	2011
Deferred Tax Assets:
Inventory costs, intercompany profit and related reserves	$136	$181
Tax benefit of net operating loss and credits	497	440
Reserves and accruals	300	232
Restructuring-related charges and purchased research and development	13	20
Litigation and product liability reserves	48	53
Unrealized gains and losses on derivative financial instruments		22
Investment write-down	13	38
Stock-based compensation	171	219
Federal benefit of uncertain tax positions	157	141
Other	54	10
	1,389	1,356
Less valuation allowance	(316)	(362)
	1,073	994
Deferred Tax Liabilities:
Property, plant and equipment	101	118
Unrealized gains and losses on derivative financial instruments	21
Intangible assets	2,187	2,241
Other	1	14
	2,310	2,373
Net Deferred Tax Liabilities	$1,237	$1,379

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Year Ended December 31,
(in millions)	2012	2011	2010
Current
Federal	$33	$45	$(83)
State		8	9
Foreign	139	91	125
	172	144	51

Deferred
Federal	(204)	86	(25)
State	(7)	(8)	(4)
Foreign		(21)	(20)
	(211)	57	(49)
	$(39)	$201	$2

Deferred tax assets and liabilities, balance sheet presentation [Table Text Block]
Our deferred tax assets and liabilities are included in the following locations within our accompanying consolidated balance sheets (in millions):

	Location in	As of December 31,
Component	Balance Sheet	2012	2011
Current deferred tax asset	Deferred income taxes	$433	$458
Non-current deferred tax asset	Other long-term assets	54	31
Deferred Tax Assets		487	489
Current deferred tax liability	Other current liabilities	11	3
Non-current deferred tax liability	Deferred income taxes	1,713	1,865
Deferred Tax Liabilities		1,724	1,868
Net Deferred Tax Liabilities		$1,237	$1,379